CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class B Common Stock Common Stock	Additional Paid-In Capital	Accumulated deficit	Total
Balance at the beginning at Nov. 17, 2020		$ 0	$ 0
CHANGES IN STOCKHOLDERS' DEFICIT
Class B common stock issued to initial stockholders	$ 690	24,310	0	$ 25,000
Net income (loss)		0	(3,588)	(3,588)
Balance at the end at Dec. 31, 2020	$ 690	24,310	(3,588)	21,412
Balance at the end (in shares) at Dec. 31, 2020	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Excess cash over fair value for Private Placement Warrants		1,199,067		1,199,067
Accretion of Class A common stock to redemption value		(1,223,377)	(25,159,789)	(26,383,166)
Net income (loss)			6,319,210	6,319,210
Balance at the end at Mar. 31, 2021	$ 690		(18,844,167)	(18,843,477)
Balance at the end (in shares) at Mar. 31, 2021	6,900,000
Balance at the beginning at Dec. 31, 2020	$ 690	24,310	(3,588)	21,412
Balance at the beginning (in shares) at Dec. 31, 2020	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)				7,952,957
Balance at the end at Sep. 30, 2021	$ 690	32,000	(17,210,419)	(17,177,729)
Balance at the end (in shares) at Sep. 30, 2021	6,900,000
Balance at the beginning at Dec. 31, 2020	$ 690	24,310	(3,588)	21,412
Balance at the beginning (in shares) at Dec. 31, 2020	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Excess cash over fair value for Private Placement Warrants		1,199,067	0	1,199,067
Accretion of Class A common stock to redemption value		(1,223,377)	(25,159,788)	(26,383,165)
Proceeds received in excess of fair value for Working Capital Loan conversion into Private Placement Warrants		32,000	0	32,000
Net income (loss)		0	8,200,831	8,200,831
Balance at the end at Dec. 31, 2021	$ 690	32,000	(16,962,545)	(16,929,855)
Balance at the end (in shares) at Dec. 31, 2021	6,900,000
Balance at the beginning at Mar. 31, 2021	$ 690		(18,844,167)	(18,843,477)
Balance at the beginning (in shares) at Mar. 31, 2021	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Proceeds received in excess of fair value for Working Capital Loan conversion into Private Placement Warrants		32,000		32,000
Net income (loss)			(4,025,194)	(4,025,194)
Balance at the end at Jun. 30, 2021	$ 690	32,000	(22,869,361)	(22,836,671)
Balance at the end (in shares) at Jun. 30, 2021	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)			5,658,942	5,658,942
Balance at the end at Sep. 30, 2021	$ 690	32,000	(17,210,419)	(17,177,729)
Balance at the end (in shares) at Sep. 30, 2021	6,900,000
Balance at the beginning at Dec. 31, 2021	$ 690	32,000	(16,962,545)	(16,929,855)
Balance at the beginning (in shares) at Dec. 31, 2021	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)			2,773,393	2,773,393
Balance at the end at Mar. 31, 2022	$ 690	32,000	(14,189,152)	(14,156,462)
Balance at the end (in shares) at Mar. 31, 2022	6,900,000
Balance at the beginning at Dec. 31, 2021	$ 690	32,000	(16,962,545)	(16,929,855)
Balance at the beginning (in shares) at Dec. 31, 2021	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)				6,282,956
Balance at the end at Sep. 30, 2022	$ 690	32,000	(11,584,404)	(11,551,714)
Balance at the end (in shares) at Sep. 30, 2022	6,900,000
Balance at the beginning at Mar. 31, 2022	$ 690	32,000	(14,189,152)	(14,156,462)
Balance at the beginning (in shares) at Mar. 31, 2022	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Accretion of Class A common stock to redemption value			(79,687)	(79,687)
Net income (loss)			1,867,104	1,867,104
Balance at the end at Jun. 30, 2022	$ 690	32,000	(12,401,735)	(12,369,045)
Balance at the end (in shares) at Jun. 30, 2022	6,900,000
CHANGES IN STOCKHOLDERS' DEFICIT
Accretion of Class A common stock to redemption value			(825,128)	(825,128)
Net income (loss)			1,642,459	1,642,459
Balance at the end at Sep. 30, 2022	$ 690	$ 32,000	$ (11,584,404)	$ (11,551,714)
Balance at the end (in shares) at Sep. 30, 2022	6,900,000